INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Components of income tax expense (benefit)
The components of income tax benefit/(expense) are as follows:

	Year ended December 31,
(in thousands of $)	2022	2021	2020
Current tax expense	(520)	(1,445)	(375)
Deferred tax benefit/(expense)	958	5	(204)
Total income tax benefit/(expense)	438	(1,440)	(579)

Schedule of effective income tax rate reconciliation
The income taxes for the years ended December 31, 2022, 2021 and 2020 differed from the amount computed by applying the Bermuda statutory income tax rate of 0% as follows:

	Year ended December 31,
(in thousands of $)	2022	2021	2020
Effect of movement in deferred tax balances	958	5	(204)
Effect of adjustments in respect of current tax in prior periods	346	(232)	40
Effect of taxable income in various countries	(866)	(1,213)	(415)
Total tax benefit/(expense)	438	(1,440)	(579)